Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Statement [LineItems]
Summary of Financial Assets and Liabilities Measured at Fair Value	The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of June 30, 2020 and December 31, 2019:

	June 30, 2020		December 31, 2019
	Level 1	Level 2	Level 1	Level 2
Derivative financial instrument asset	124	7,741	91	905
Derivative financial instrument liability	250	179	47	2,191

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency
As of June 30, 2020, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount	Fair Value Liability June 30, 2020		Fair Value Asset June 30, 2020
2020	Ps.7,089	Ps.	(22)	Ps.	682
2021	4,399		(52)		89
As of December 31, 2019, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	7,692	Ps.	(315)	Ps.	20

Disclosure of Outstanding Call Options to Purchase Foreign Currency
At December 31, 2019, the Company paid a net premium of Ps. 3 million for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	107	Ps.	—	Ps.	2

Disclosure of Outstanding Cross Currency Swap Agreements
At June 30, 2020, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability June 30, 2020		Fair Value Asset June 30, 2020
2020	Ps.	5,321	Ps.	—	Ps.	2,061
2021		466		—		35
2023		13,094		—		3,098
2027		8,040		—		942
2030		4,364		—		834
As of December 31, 2019, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	13,788	Ps.	(297)	Ps.	781
2023		10,742		(594)		—
2027		6,596		(843)		—

Summary of Outstanding Interest Rate Swap Agreements
As of June 30, 2020, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount		Fair Value Liability June 30, 2020		Fair Value Asset June 30, 2020
2020	Ps.	5,321	Ps.	(105)	Ps.	—
As of December 31, 2019, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount	Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.4,365	Ps.	(142)	Ps.	—

Disclosure Of Treasury Lock Contracts Explanatory
At December 31, 2019, the Company had the following outstanding treasury locks agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	10,365	Ps.	—	Ps.	102

Disclosure of Fair Value of Commodity Price Contracts
As of June 30, 2020, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Liability June 30, 2020		Fair Value Asset June 30, 2020
2020	Ps.	1,164	Ps.	(92)	Ps.	30
2021		1,106		(18)		45
2022		299		—		6
As of June 30, 2020, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Liability June 30, 2020		Fair Value Asset June 30, 2020
2020	Ps.	405	Ps.	(31)	Ps.	4
2021		463		—		18
2022		114		—		1
As of June 30, 2020, Coca-Cola FEMSA had the following PX+MEG contracts:

Maturity Date	Notional Amount		Fair Value Liability June 30, 2020		Fair Value Asset June 30, 2020
2020	Ps.	195	Ps.	(58)	Ps.	11
2021		839		(51)		9

As of December 31, 2019, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	1,554	Ps.	(18)	Ps.	71
2021		98		—		7
As of December 31, 2019, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	394	Ps.	(1)	Ps.	5
As of December 31, 2019, Coca-Cola FEMSA had the following PX+MEG contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	320	Ps.	(28)	Ps.	—